Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
Document Information [Line Items]
Subsequent Events	Subsequent EventsThe Plan evaluated subsequent events through June 10, 2026, the date on which the financial statements were issued. There have been no events that have occurred that would require adjustment to or disclosure in the financial statements.